UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08777

CREDIT SUISSE HIGH YIELD BOND FUND
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Credit Suisse High Yield Bond Fund Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2006 to April 30, 2007

Item 1. Reports to Stockholders.

Credit Suisse High Yield Bond Fund
Eleven Madison Avenue
New York, NY 10010

Trustees

Enrique R. Arzac

Chairman of the Board

Terry Fires Bovarnick

James Cattano

Lawrence J. Fox

Lawrence Haber

Steven Rappaport

Officers

Keith M. Schappert

Chief Executive Officer and President

Martha B. Metcalf

Chief Investment Officer

Emidio Morizio

Chief Compliance Officer

J. Kevin Gao

Chief Legal Officer, Senior Vice President and Secretary

Michael A. Pignataro

Chief Financial Officer

Robert Rizza

Treasurer

Investment Adviser

Credit Suisse Asset Management, LLC
Eleven Madison Avenue
New York, NY 10010

Administrator

State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110

Custodian

Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540

Shareholder Servicing Agent

Computershare Trust Company, N.A.
P.O. Box 43010
Providence, RI 02940-3010

Legal Counsel

Willkie Farr & Gallagher LLP
787 7th Avenue
New York, NY 10019

Independent Registered Public
Accounting Firm

PricewaterhouseCoopers LLP
100 East Pratt St.
Baltimore, Maryland 21202

Credit Suisse
High Yield Bond Fund

SEMIANNUAL REPORT
April 30, 2007
(unaudited)

Credit Suisse High Yield Bond Fund

Semiannual Investment Adviser's Report

April 30, 2007 (unaudited)

May 15, 2007

Dear Shareholder:

Performance Summary

11/01/06 – 04/30/07

Fund & Benchmarks	Performance
Total Return (based on NAV)[1]	10.72%
Total Return (based on market value)[1]	5.18%
Merrill Lynch US High Yield Master II Constrained Index[2]	6.94%

Market Review: A Strong Market and Strong Performance

As of April 30, 2007, the U.S. high yield market experienced six consecutive months of positive returns, totaling 6.94% (as measured by the Fund's benchmark).

Lower-rated issuers continued to outperform the broader market, with CCC-rated securities returning 10.61% for the period. B-rated securities, performed in-line with the market at 6.98%, while BB-rated securities underperformed at 5.47%. High yield spreads continued to tighten relative to the 10-year Treasury, narrowing 51 basis points to end the period at 287 basis points versus treasuries.

Credit fundamentals continued to be firm as default rates reported by Moody's showed a slight drop, from 1.67% in October 2006 to 1.45% in April 2007. Additionally, the distress ratio, a leading indicator for future default rates, has remained at 15-year lows of 1.2% for the past three months.

Against this fundamental backdrop, the technical environment has also been positive, with the new issue calendar remaining manageable and well-received. During the period, almost $110 billion in new issues came into the high yield market. Over the past few months, there have been consistent inflows into high yield mutual funds in addition to demand from coupon and bond redemptions.

Over the period, nearly all sectors posted positive returns with little variance among them. Sectors enjoying out-performance included health services, theaters and non-food & drug retailers — all posting above 9% returns.

Strategic Review and Outlook: Market Conditions Support Valuations

For the semiannual period ended April 30, 2007, the Fund's total return based on NAV was 10.72% as compared to 6.94% for the benchmark. Contributing to performance was an overweight to lower rated securities. An underweight to BB-rated securities also aided performance. Further, superior sector and/or security selection in building materials, media-cable, support-services, consumer products and auto parts also contributed to performance. An underweight to media-services hurt relative returns.

At the sector level, we remain constructive on corporate spending and the commercial cycle broadly. Additionally, we are maintaining an overweight in the cable sector as we expect product bundling will continue to support subscriber and margin growth.

Recent equity volatility has proven that the high yield market is vulnerable to external shocks and may display some volatility in the future. Given the sound fundamental backdrop, we have used these circumstances to selectively add to credits, as we believe these market conditions support current valuations and forecast that the market will remain range-bound going forward.

Credit Suisse High Yield Bond Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2007 (unaudited)

We appreciate your interest in the Fund and would be pleased to respond to your questions or comments. Any questions regarding net asset value, performance, dividends, portfolio management or allocations should be directed to Credit Suisse Asset Management, LLC at (800) 293-1232. All other inquiries regarding account information, requests for the latest financial information or other reports should be directed to the Fund's Shareholder Servicing Agent at (800) 730-6001.

Martha Metcalf Chief Investment Officer*	Keith M. Schappert Chief Executive Officer and President**

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

In addition to historical information, this report contains forward-looking statements that may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

We wish to remind shareholders about the Fund's dividend reinvestment program known as the InvestlinkSM Program (the "Program"). The Program is sponsored and administered by Computershare Trust Company N.A. ("Computershare"), not by the Fund. Computershare will act as program administrator (the "Program Administrator") of the Program. The purpose of the Program is to provide existing shareholders with a simple and convenient way to invest additional funds and reinvest dividends in shares of the Fund's common stock. The enrollment form and information relating to the Program (including the terms and conditions) may be obtained by calling the Program Administrator at one of the following telephone numbers: (800) 730-6001 (U.S and Canada) or (781) 575-3100 (outside U.S. and Canada). All correspondence regarding the Program should be directed to: Computershare Trust Company, N.A., InvestLinkSM Program, P.O. Box 43010, Providence, RI 02940-3010

  *  Martha B. Metcalf is a Managing Director of Credit Suisse Asset Management, LLC ("Credit Suisse") and head of the U.S. High Yield Management Team. She has served in these capacities since 2005. As of November 2005, she is primarily responsible for the management of the Fund's assets. From 2000 until 2005, she was a Managing Director and Portfolio Manager of Global High Yield Bonds, and head of a global high yield business with responsibility for total return, as well as structured portfolios at Invesco. Prior to her tenure at Invesco, Ms. Metcalf served for over ten years at JPMorgan Investment Management, where she was Vice President and Portfolio Manager for High Yield Corporate Bonds.

  **  Keith M. Schappert is Executive Vice Chairman and Head of Asset Management for Americas of Credit Suisse and CEO/President of the Fund. Mr. Schappert joined Credit Suisse in 2006 from Federated Investment Advisory Companies, where he was CEO and President from 2002. Prior to Federated, Mr. Schappert was CEO and President of JPMorgan Investment Management from 1994 to 2001.

1  Assuming reinvestment of dividends of $0.20 per share.

2  The Merrill Lynch US High Yield Master II Constrained Index is an unmanaged index that tracks the performance of below investment-grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market, where each issuer's allocation is limited to 2% of the index. Investors cannot invest directly in an index.

Credit Suisse High Yield Bond Fund
Notice to Shareholders

At the time Credit Suisse High Yield Bond Fund (the "Fund") commenced operations in 1998, the Prospectus did not contemplate the use of credit default swaps as such strategies were not commonly used by investment companies. Since then the use of credit default swaps has proliferated. Credit Suisse now believes that the use of the credit default swaps discussed below may permit it to better manage the risk and returns of the Fund and effective May 1, 2007, the Fund may, in the discretion of the portfolio managers, use credit default swaps. The Fund may buy a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell a credit default swap in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

The "buyer" in a credit default swap is obligated to pay the "seller" an upfront payment or a periodic stream of payments over the term of the agreement, provided that no credit event on an underlying reference obligation has occurred. If a credit event occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. As a result of counterparty risk, credit default swap agreements involve greater risks than if the Fund had invested in the reference obligation directly.

If the Fund is a buyer and no credit event occurs, the cost to the Fund is the premium paid with respect to the agreement. If a credit event occurs, however, the Fund may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. On the other hand, the value of any deliverable obligations paid by the Fund to the seller, coupled with the up front or periodic payments previously received by the seller, may be less than the full notional value the seller pays to the Fund, resulting in a loss of value to the Fund.

If the Fund is a seller and no credit event occurs, the Fund would generally receive an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years. If a credit event occurs, however, generally the Fund would have to pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. When the Fund acts as a seller of a credit default swap agreement it is exposed to speculative exposure risk since, if a credit event occurs, the Fund may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations of the reference entity. As a result, the Fund bears the entire risk of loss due to a decline in value of a referenced security on a credit default swap it has sold if there is a credit event with respect to the security. The Fund bears the same risk as a buyer of fixed income securities directly. The Fund will sell a credit derivative only with respect to securities in which it would be authorized to invest.

The Fund bears the risk of loss of the amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement.

As the seller of a credit default swap the Fund would be subject to investment exposure on the notional amount of the swap. Accordingly, the Fund will segregate liquid investments in an amount equal to the aggregate market value of the of the credit default swaps of which it is the seller, marked to market on a daily basis. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is the possibility that segregation of a large percentage of the Fund's assets could

Credit Suisse High Yield Bond Fund
Notice to Shareholders (continued)

impede portfolio management or the Fund's ability to meet current obligations. The notional amount of the aggregate credit exposure to which the Fund is subject, plus the market value of the Fund's investments in credit derivatives and/or premiums paid therefor as a buyer of credit derivatives, may not exceed the Fund's total assets.

When the Fund buys or sells a credit derivative, the underlying issuer (s) or obligor(s) as well as the counterparty to the transaction will be treated as an issuer for purposes of complying with the Fund's issuer diversification and industry concentration policies, absent regulatory guidance to the contrary. The Fund may, but is not required to, use credit swaps or any other credit derivative. There is no assurance that credit derivatives will be available at any time or, if used, that the derivatives will be used successfully.

Tax Considerations. Periodic net payments will constitute ordinary income or deductions, while termination of a swap will result in capital gain or loss (which will be long-term capital gain or loss if the Fund has been a party to the swap for more than one year). The tax treatment of many types of credit default swaps is uncertain.

Credit Suisse High Yield Bond Fund

Semiannual Investment Adviser's Report

April 30, 2007 (unaudited)

Top Ten Holdings

(% of net assets as of 4/30/07)

Security Description

1.	HCA, Inc. 6.500% 02/15/16	1.66%
2.	SunGard Data Systems, Inc. 10.250% 08/15/15	1.25%
3.	CCH I LLC 11.000% 10/01/15	1.16%
4.	General Motors Corp. 7.125% 07/15/13	1.16%
5.	Freescale Semiconductor, Inc. 7.000% 10/01/13	1.15%
6.	General Motors Corp. 8.375% 07/15/33	1.12%
7.	Tenet Healthcare Corp. 9.875% 07/01/14	1.12%
8.	Ford Motor Credit Co. 7.000% 10/01/13	1.12%
9.	Smurfit-Stone Container 8.375% 07/01/12	1.09%
10.	CCO Holdings LLC 8.750% 11/15/13	1.08%

Credit Quality Breakdown

(% of total investments as of 04/30/07)

S&P Ratings
BBB	0.6%
BB	10.6
B	49.9
CCC	36.9
CC	0.7
D	0.1
NR	0.1
Subtotal	98.9
Equities and Other	1.1
Total	100.0%

Credit Suisse High Yield Bond Fund

Schedule of Investments

April 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS (126.6%)
Aerospace & Defense (2.3%)
$425	DRS Technologies, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.81) §	(B , B3)	02/01/18	7.625	$447,312
725	DRS Technologies, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $103.44)	(B , B3)	11/01/13	6.875	735,875
2,050	Hawker Beechcraft Acquisition Co., Rule 144A, Senior Subordinated Notes (Callable 04/01/12 @ $104.88) ‡	(B- , Caa1)	04/01/17	9.750	2,203,750
350	K&F Acquisition, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $103.88)	(B- , Caa1)	11/15/14	7.750	376,250
1,125	L-3 Communications Corp., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.94)	(BB+ , Ba3)	01/15/15	5.875	1,101,094
225	TransDigm, Inc., Global Company Guaranteed Notes (Callable 07/15/09 @ $105.81)	(B- , B3)	07/15/14	7.750	234,563
475	TransDigm, Inc., Rule 144A, Senior Subordinated Notes (Callable 07/15/09 @ $105.81) ‡	(B- , B3)	07/15/14	7.750	495,187
					5,594,031
Agriculture (0.6%)
1,325	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/07 @ $108.00) ‡	(B , Caa1)	11/01/10	10.500	1,411,125
Auto Loans (5.8%)
1,175	Ford Motor Credit Co. LLC, Global Notes	(B , B1)	06/15/10	7.875	1,182,045
2,125	Ford Motor Credit Co. LLC, Senior Unsecured Notes	(B , B1)	12/15/16	8.000	2,081,618
2,900	Ford Motor Credit Co., Global Notes §	(B , B1)	10/01/13	7.000	2,745,677
1,375	Ford Motor Credit Co., Notes	(B , B1)	06/16/08	6.625	1,374,579
325	Ford Motor Credit Co., Senior Notes §	(B , B1)	08/10/11	9.875	346,380
2,625	General Motors Acceptance Corp., Global Notes	(BB+ , Ba1)	05/15/09	5.625	2,589,334
2,475	General Motors Acceptance Corp., Global Notes §	(BB+ , Ba1)	12/01/14	6.750	2,444,295
1,475	GMAC LLC, Senior Unsubordinated Notes	(BB+ , Ba1)	12/15/11	6.000	1,437,624
					14,201,552
Automobile Parts & Equipment (4.3%)
575	Accuride Corp., Global Company Guaranteed Notes (Callable 02/01/10 @ $104.25) §	(B- , B3)	02/01/15	8.500	596,563
1,025	Altra Industrial Motion, Inc., Global Secured Notes (Callable 12/01/08 @ $104.50) #§	(CCC+ , B2)	12/01/11	9.000	1,067,281
450	Altra Industrial Motion, Inc., Rule 144A, Secured Notes ‡	(CCC+ , B2)	12/01/11	9.000	468,563
1,200	American Tire Distributors Holdings, Inc., Global Senior Notes (Callable 04/01/09 @ $105.38)	(CCC+ , Caa1)	04/01/13	10.750	1,236,000
2,000	Goodyear Tire & Rubber Co., Global Senior Notes (Callable 07/01/10 @ $104.50)	(B- , B2)	07/01/15	9.000	2,215,000
75	Goodyear Tire & Rubber Co., Rule 144A, Senior Notes ‡	(B- , Ba3)	12/01/09	9.140	76,125
125	Goodyear Tire & Rubber Co., Rule 144A, Senior Notes (Callable 12/01/09 @ $104.31) ‡§	(B- , Ba3)	12/01/11	8.625	135,625
500	Keystone Automotive Operations, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $104.88)	(CCC+ , Caa1)	11/01/13	9.750	477,500
1,200	Stanadyne Corp., Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(CCC+ , Caa1)	08/15/14	10.000	1,290,000
800	Tenneco Automotive, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $104.31) §	(B , B3)	11/15/14	8.625	854,000
625	TRW Automotive, Inc., Rule 144A, Company Guaranteed Notes ‡	(BB- , Ba3)	03/15/14	7.000	621,875
625	TRW Automotive, Inc., Rule 144A, Company Guaranteed Notes ‡	(BB- , Ba3)	03/15/17	7.250	623,437
950	Visteon Corp., Global Senior Notes	(CCC+ , Caa2)	08/01/10	8.250	973,750
					10,635,719
Automotive (2.8%)
1,645	Ford Motor Co., Global Notes	(CCC+ , Caa1)	07/16/31	7.450	1,309,831
3,040	General Motors Corp., Global Debentures	(B- , Caa1)	07/15/33	8.375	2,762,600
3,075	General Motors Corp., Global Senior Notes §	(B- , Caa1)	07/15/13	7.125	2,848,219
					6,920,650
Beverages (0.4%)
850	Constellation Brands, Inc., Company Guaranteed Notes §	(BB- , Ba3)	09/01/16	7.250	869,125
Brokerage (0.3%)
775	E*TRADE Financial Corp., Global Senior Notes (Callable 06/15/08 @ $104.00)	(BB- , Ba2)	06/15/11	8.000	818,594
Building & Construction (2.5%)
1,425	Ashton Woods USA/Finance, Global Senior Subordinated Notes (Callable 10/01/10 @ $104.75)	(B- , B3)	10/01/15	9.500	1,376,906
625	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes §	(BB , Ba2)	01/15/16	6.250	564,063

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Building & Construction
$725	KB Home, Senior Subordinated Notes	(BB- , Ba2)	12/15/08	8.625	$744,031
900	Standard Pacific Corp., Global Senior Notes §	(BB , Ba3)	08/15/15	7.000	843,750
1,200	Technical Olympic USA, Inc., Global Senior Subordinated Notes §	(CCC+ , Caa2)	01/15/15	7.500	873,000
700	WCI Communities, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.31)	(B- , Caa1)	03/15/15	6.625	661,500
1,000	William Lyon Homes, Inc., Company Guaranteed Notes (Callable 04/01/08 @ $105.38) #§	(B , B3)	04/01/13	10.750	990,000
					6,053,250
Building Materials (5.2%)
1,000	Associated Materials, Inc., Global Senior Discount Notes (Callable 03/01/09 @ $105.63) +§	(CCC , Caa2)	03/01/14	0.000	755,000
1,300	Building Materials Corp., Global Secured Notes (Callable 08/01/09 @ $103.88)	(BB- , B2)	08/01/14	7.750	1,293,500
1,550	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/08 @ $104.94)	(B , B2)	10/01/12	9.875	1,631,375
500	Dayton Superior Corp., Company Guaranteed Notes (Callable 06/15/07 @ $102.17)	(CCC , Caa2)	06/15/09	13.000	515,000
750	Dayton Superior Corp., Global Secured Notes (Callable 06/15/07 @ $102.81)	(CCC+ , B2)	09/15/08	10.750	776,250
625	General Cable Corp., Rule 144A, Senior Notes (Callable 04/01/09 @ $102.00) ‡#	(B+ , B1)	04/01/15	7.725	634,375
225	General Cable Corp., Rule 144A, Senior Notes (Callable 04/01/12 @ $103.56) ‡	(B+ , B1)	04/01/17	7.125	229,500
1,375	Goodman Global Holding Company, Inc., Global Senior Subordinated Notes (Callable 12/15/08 @ $103.94) §	(B- , B3)	12/15/12	7.875	1,392,187
1,100	Interface, Inc., Global Senior Subordinated Notes (Callable 02/01/09 @ $104.75) §	(CCC+ , B3)	02/01/14	9.500	1,204,500
325	Norcraft Companies, Global Senior Subordinated Notes (Callable 11/01/07 @ $104.50)	(B- , B1)	11/01/11	9.000	340,438
750	Norcraft Holdings, Global Senior Discount Notes (Callable 09/01/08 @ $104.88) +	(B- , B3)	09/01/12	0.000	686,250
1,100	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)	(CCC+ , B3)	09/01/14	8.500	1,091,750
1,000	NTK Holdings, Inc., Global Senior Discount Notes (Callable 09/01/09 @ $105.38) +§	(CCC+ , Caa1)	03/01/14	0.000	755,000
1,550	Ply Gem Industries, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50) §	(CCC+ , Caa1)	02/15/12	9.000	1,406,625
					12,711,750
Chemicals (4.5%)
750	CPG International I, Inc., Global Senior Notes (Callable 07/01/09 @ $105.25)	(B- , B3)	07/01/13	10.500	791,250
736	Huntsman LLC, Global Company Guaranteed Notes (Callable 07/15/08 @ $105.75) #	(B+ , Ba3)	07/15/12	11.500	824,320
1,200	KI Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94) +	(B- , B3)	11/15/14	0.000	1,026,000
375	Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 09/15/10 @ $104.00)	(B+ , B1)	09/15/14	8.000	394,687
1,800	Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 09/15/11 @ $104.13) §	(B+ , B1)	09/15/16	8.250	1,935,000
900	Millennium America, Inc., Global Company Guaranteed Notes §	(B+ , B1)	06/15/08	9.250	936,000
600	Momentive Performance Materials, Inc., Rule 144A, Senior Subordinated Notes (Callable 12/01/11 @ $105.75) ‡	(CCC+ , Caa2)	12/01/16	11.500	642,750
2,025	Nalco Finance Holdings, Inc., Global Senior Notes (Callable 02/01/09 @ $104.50) +	(B- , B3)	02/01/14	0.000	1,792,125
925	PolyOne Corp., Global Company Guaranteed Notes (Callable 05/15/08 @ $102.66)	(B+ , B2)	05/15/10	10.625	979,344
550	PolyOne Corp., Senior Notes	(B+ , B2)	05/01/12	8.875	561,000
1,150	Terra Capital, Inc., Rule 144A, Senior Notes (Callable 02/01/12 @ $103.50) ‡§	(BB- , B1)	02/01/17	7.000	1,132,750
					11,015,226
Computer Hardware (0.3%)
825	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC+ , Caa1)	05/01/16	9.500	820,875
Consumer Products (3.8%)
1,850	AAC Group Holding Corp., Global Senior Discount Notes (Callable 10/01/08 @ $105.13) +	(CCC+ , B3)	10/01/12	0.000	1,692,750
1,000	ALH Finance LLC/ALH Finance Corp., Global Senior Subordinated Notes (Callable 01/15/09 @ 104.25) §	(CCC+ , B3)	01/15/13	8.500	1,010,000
1,575	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38)	(CCC+ , Caa1)	05/01/14	8.750	1,594,687
1,325	Del Laboratories, Inc., Global Company Guaranteed Notes (Callable 02/01/08 @ $104.00)	(CCC , Caa2)	02/01/12	8.000	1,248,812
875	Jarden Corp., Company Guaranteed Notes (Callable 05/01/12 @ $103.75) §	(B- , B3)	05/01/17	7.500	900,156
825	Playtex Products, Inc., Global Company Guaranteed Notes (Callable 06/01/07 @ $103.13)	(B- , Caa1)	06/01/11	9.375	855,938
1,265	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 04/15/08 @ $104.63)	(B- , B3)	04/15/12	9.250	1,315,600
750	Revlon Consumer Products Corp., Global Senior Notes (Callable 04/01/08 @ $104.75)	(CCC- , Caa2)	04/01/11	9.500	732,188
					9,350,131

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Diversified Capital Goods (2.9%)
$925	ESCO Corp., Rule 144A, Senior Notes (Callable 12/15/08 @ $102.00) ‡#	(B , B2)	12/15/13	9.230	$962,000
625	ESCO Corp., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.31) ‡	(B , B2)	12/15/13	8.625	662,500
700	RBS Global & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.75)	(CCC+ , B3)	08/01/14	9.500	752,500
750	RBS Global & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $105.88) §	(CCC+ , Caa1)	08/01/16	11.750	836,250
950	Sensus Metering Systems, Global Senior Subordinated Notes (Callable 12/15/08 @ $104.31)	(B- , B3)	12/15/13	8.625	973,750
1,275	Titan International, Inc., Rule 144A, Senior Notes ‡	(B , B3)	01/15/12	8.000	1,326,000
1,475	TriMas Corp., Global Company Guaranteed Notes (Callable 06/15/07 @ $104.94)	(CCC+ , B3)	06/15/12	9.875	1,537,687
					7,050,687
Electric - Generation (2.7%)
1,000	AES Corp., Rule 144A, Secured Notes (Callable 05/15/08 @ $104.50) ‡	(BB- , Ba3)	05/15/15	9.000	1,075,000
288	Calpine Generating Company LLC, Global Secured Notes (Callable 04/01/08 @ $103.50) #Ø	(D , NR)	04/01/10	11.070	73,452
1,575	Dynegy Holdings, Inc., Global Senior Unsecured Notes §	(B- , B2)	05/01/16	8.375	1,667,531
650	Edison Mission Energy, Senior Notes	(BB- , B1)	06/15/09	7.730	685,750
675	Midwest Generation LLC, Global Secured Notes (Callable 05/01/09 @ $104.38)	(B+ , Ba2)	05/01/34	8.750	749,250
438	Midwest Generation LLC, Series B, Global Pass Thru Certificates	(BB- , Ba2)	01/02/16	8.560	483,467
25	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(B , B1)	01/15/17	7.375	25,969
675	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(B- , B1)	02/01/16	7.375	702,844
1,025	Reliant Energy, Inc., Global Secured Notes (Callable 07/15/08 @ $104.75)	(B , B2)	07/15/13	9.500	1,112,125
					6,575,388
Electric - Integrated (0.6%)
800	CMS Energy Corp., Global Senior Notes	(B+ , Ba3)	08/01/10	7.750	852,000
500	Sierra Pacific Resources, Global Senior Notes (Callable 03/15/09 @ $104.31)	(B , B1)	03/15/14	8.625	540,790
					1,392,790
Electronics (3.0%)
1,400	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/08 @ $103.88)	(B , B1)	05/15/13	7.750	1,391,250
203	Ampex Corp., Secured Notes ^	(NR , NR)	08/15/08	12.000	202,626
2,775	Freescale Semiconductor, Inc., Rule 144A, Senior Subordinated Notes (Callable 12/15/11 @ $105.06) ‡§	(B , B2)	12/15/16	10.125	2,816,625
723	GrafTech Finance, Inc., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.42) §	(B- , B2)	02/15/12	10.250	764,572
1,225	Spansion, Inc., Rule 144A, Senior Notes (Callable 01/15/11 @ $105.62) ‡	(B , Caa1)	01/15/16	11.250	1,274,000
1,000	Viasystems, Inc., Global Senior Subordinated Notes (Callable 01/15/08 @ $105.25)	(CCC+ , Caa1)	01/15/11	10.500	1,022,500
					7,471,573
Energy - Exploration & Production (3.4%)
1,225	Chaparral Energy, Inc., Rule 144A, Senior Notes (Callable 02/01/12 @ $104.44) ‡	(CCC+ , Caa1)	02/01/17	8.875	1,261,750
1,983	Chesapeake Energy Corp., Senior Notes (Callable 01/15/09 @ $103.44) §	(BB , Ba2)	01/15/16	6.875	2,027,617
1,050	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)	(B , B1)	12/01/17	7.250	1,021,125
200	Forest Oil Corp., Global Company Guaranteed Notes (Callable 05/01/08 @ $102.58)	(B+ , B1)	05/01/14	7.750	206,000
975	Hilcorp Energy I, Rule 144A, Senior Notes (Callable 06/01/11 @ $104.50) ‡	(B , B3)	06/01/16	9.000	1,048,125
423	Magnum Hunter Resources, Inc., Global Company Guaranteed Notes (Callable 03/15/08 @ $103.20)	(BB- , B1)	03/15/12	9.600	444,362
1,275	Petrohawk Energy Corp., Global Company Guaranteed Notes (Callable 07/15/10 @ $104.56)	(B- , B3)	07/15/13	9.125	1,372,219
350	Range Resources Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.19)	(B , B1)	03/15/15	6.375	349,125
625	Whiting Petroleum Corp., Global Senior Subordinated Notes (Callable 05/01/08 @ $103.63)	(B , B1)	05/01/12	7.250	617,187
					8,347,510
Environmental (1.6%)
2,325	Allied Waste North America, Inc., Series B, Global Senior Notes (Callable 04/15/09 @ $103.69) §	(B+ , B2)	04/15/14	7.375	2,371,500
1,375	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.75)	(CCC+ , Caa1)	04/15/14	9.500	1,457,500
					3,829,000
Food & Drug Retailers (1.4%)
1,925	Duane Reade, Inc., Global Senior Subordinated Notes (Callable 08/01/08 @ $104.88) §	(CC , Caa3)	08/01/11	9.750	1,925,000
250	Ingles Markets, Inc., Global Company Guaranteed Notes (Callable 12/01/07 @ $102.90) §	(B , B3)	12/01/11	8.875	261,875

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Food & Drug Retailers
$75	Stater Brothers Holdings Inc., Rule 144A, Senior Notes (Callable 04/15/11 @ $103.88) ‡	(B+ , B2)	04/15/15	7.750	$77,438
1,175	Stater Brothers Holdings, Inc., Global Senior Notes (Callable 06/15/08 @ $104.06) §	(B+ , B2)	06/15/12	8.125	1,216,125
					3,480,438
Food - Wholesale (1.1%)
825	Dole Food Co., Debentures #§	(B- , Caa1)	07/15/13	8.750	825,000
950	National Beef Packing Company LLC, Global Senior Notes (Callable 08/01/07 @ $105.25)	(B- , Caa1)	08/01/11	10.500	1,004,625
850	Swift & Co., Global Senior Subordinated Notes (Callable 10/01/07 @ $103.13)	(CCC+ , Caa1)	01/01/10	12.500	888,250
					2,717,875
Forestry & Paper (4.6%)
800	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)	(B+ , B2)	10/15/14	7.125	800,000
1,150	Cellu Tissue Holdings, Inc., Global Secured Notes (Callable 03/15/08 @ $103.67)	(B , B2)	03/15/10	9.750	1,158,625
250	Georgia-Pacific Corp., Debentures	(B , B2)	06/15/15	7.700	257,500
750	Georgia-Pacific Corp., Global Senior Notes §	(B , B2)	01/15/24	8.000	761,250
300	Georgia-Pacific Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56) ‡§	(B , Ba3)	01/15/17	7.125	303,000
1,225	Graphic Packaging International Corp., Global Senior Subordinated Notes (Callable 08/15/08 @ $104.75) §	(B- , B3)	08/15/13	9.500	1,316,875
625	Newark Group, Inc., Global Senior Subordinated Notes (Callable 03/15/09 @ $104.88)	(B- , B3)	03/15/14	9.750	650,781
750	NewPage Corp., Global Secured Notes (Callable 05/01/09 @ $106.00)	(B- , B2)	05/01/12	10.000	832,500
1,025	NewPage Corp., Global Senior Subordinated Notes (Callable 05/01/09 @ $106.00) §	(CCC+ , B3)	05/01/13	12.000	1,144,156
2,625	Smurfit-Stone Container, Global Senior Notes (Callable 07/01/07 @ $104.19) §	(CCC+ , B3)	07/01/12	8.375	2,680,781
175	Verso Paper Holdings LLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.56) ‡§	(B , B2)	08/01/14	9.125	185,063
1,125	Verso Paper Holdings LLC, Rule 144A, Senior Subordinated Notes (Callable 08/01/11 @ 105.69) ‡§	(CCC+ , B3)	08/01/16	11.375	1,209,375
					11,299,906
Gaming (6.3%)
1,125	Buffalo Thunder Development Authority, Rule 144A, Secured Notes (Callable 12/15/10 @ $104.69) ‡	(B , B2)	12/15/14	9.375	1,161,562
1,550	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00) ‡	(CCC+ , B3)	08/01/13	8.000	1,577,125
300	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63) ‡	(BB , Ba2)	11/15/19	7.250	305,625
900	Herbst Gaming, Inc., Global Senior Subordinated Notes (Callable 06/01/08 @ $104.06)	(B- , B3)	06/01/12	8.125	913,500
750	Inn of the Mountain Gods, Global Senior Notes (Callable 11/15/07 @ $106.00) §	(B- , B3)	11/15/10	12.000	820,312
1,825	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B- , B3)	06/15/14	9.750	1,934,500
775	Majestic Star Casino LLC, Company Guaranteed Notes (Callable 10/15/07 @ $104.75)	(B+ , B1)	10/15/10	9.500	819,562
900	Majestic Star LLC, Global Senior Unsecured Notes (Callable 10/15/08 @ $104.88) §	(CCC+ , Caa1)	01/15/11	9.750	868,500
450	MGM Mirage, Inc., Company Guaranteed Notes §	(B+ , B1)	02/01/11	8.375	479,813
1,425	MGM Mirage, Inc., Company Guaranteed Notes §	(BB , Ba2)	01/15/17	7.625	1,460,625
175	MGM Mirage, Inc., Global Company Guaranteed Notes	(BB , Ba2)	04/01/13	6.750	174,344
1,000	Trump Entertainment Resorts, Inc., Secured Notes (Callable 06/01/10 @ $104.25) §	(B- , Caa1)	06/01/15	8.500	1,011,250
800	Turning Stone Resort Casino Enterprise, Rule 144A, Senior Notes (Callable 09/15/10 @ $104.56) ‡	(B+ , B1)	09/15/14	9.125	820,000
281	Waterford Gaming LLC, Rule 144A, Senior Notes (Callable 09/15/08 @ $103.55) ‡	(BB- , B1)	09/15/12	8.625	298,563
2,100	Wimar Opco LLC, Rule 144A, Senior Subordinated Notes (Callable 12/15/10 @ $104.81) ‡	(CCC+ , B3)	12/15/14	9.625	2,142,000
775	Wynn Las Vegas LLC, Global First Mortgage Notes (Callable 12/01/09 @ $103.31) §	(BB- , B1)	12/01/14	6.625	780,813
					15,568,094
Gas Distribution (1.6%)
1,625	El Paso Performance-Link, Rule 144A, Notes ‡	(BB , Ba3)	07/15/11	7.750	1,738,750
825	Inergy LP/Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B , B1)	03/01/16	8.250	878,625
575	Williams Companies, Inc., Global Senior Unsecured Notes	(BB , Ba2)	03/15/12	8.125	629,625
650	Williams Partners LP, Rule 144A, Bonds ‡	(BB+ , Ba3)	02/01/17	7.250	690,625
					3,937,625
Health Services (9.0%)
775	CDRV Investors, Inc., Global Senior Discount Notes (Callable 01/01/10 @ $104.81) +	(CCC+ , Caa1)	01/01/15	0.000	682,000
850	CDRV Investors, Inc., Rule 144A, Senior Notes (Callable 12/01/07 @ $102.00) ‡#	(CCC+ , Caa1)	12/01/11	9.860	858,500
1,300	HCA, Inc., Global Senior Unsecured Notes	(B- , Caa1)	01/15/15	6.375	1,135,875

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Health Services
$4,650	HCA, Inc., Global Senior Unsecured Notes	(B- , Caa1)	02/15/16	6.500	$4,074,562
1,850	HCA, Inc., Rule 144A, Secured Notes (Callable 11/15/11 @ $104.63) ‡	(BB- , B2)	11/15/16	9.250	2,021,125
1,150	HCA, Inc., Senior Unsecured Notes §	(B- , Caa1)	10/01/12	6.300	1,091,063
1,275	Healthsouth Corp., Rule 144A, Senior Notes (Callable 06/15/11 @ $105.38) ‡	(CCC+ , Caa1)	06/15/16	10.750	1,396,125
1,025	Iasis Healthcare/Capital Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.38) §	(CCC+ , B3)	06/15/14	8.750	1,067,281
800	Senior Housing Properties Trust, Senior Notes	(BB+ , Ba2)	01/15/12	8.625	878,000
200	Service Corporation International, Rule 144A, Senior Notes ‡	(BB- , B1)	04/01/15	6.750	203,000
750	Stewart Enterprises, Inc., Global Senior Notes (Callable 02/15/09 @ $103.13)	(B+ , B1)	02/15/13	6.250	740,625
2,675	Tenet Healthcare Corp., Global Senior Notes §	(CCC+ , Caa1)	07/01/14	9.875	2,755,250
500	Tenet Healthcare Corp., Global Senior Notes #§	(CCC+ , Caa1)	02/01/15	9.250	502,500
600	Triad Hospitals, Inc., Senior Notes (Callable 05/15/08 @ $103.50)	(BB- , B1)	05/15/12	7.000	627,000
875	Triad Hospitals, Inc., Senior Subordinated Notes (Callable 11/15/08 @ $103.50)	(B+ , B2)	11/15/13	7.000	918,750
1,275	Universal Hospital Services, Inc., Global Senior Notes (Callable 11/01/07 @ $105.06)	(B- , B3)	11/01/11	10.125	1,372,341
1,600	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)	(CCC+ , Caa1)	10/01/14	9.000	1,666,000
					21,989,997
Hotels (0.7%)
500	Bluegreen Corp., Series B, Company Guaranteed Notes	(B- , B3)	04/01/08	10.500	502,500
350	Host Hotels & Resorts LP, Global Secured Notes (Callable 11/01/10 @ $103.44)	(BB , Ba1)	11/01/14	6.875	360,063
950	Host Marriott LP, Series Q, Global Company Guaranteed Notes (Callable 06/01/11 @ $103.33) §	(BB , Ba1)	06/01/16	6.750	970,187
					1,832,750
Household & Leisure Products (1.3%)
500	Ames True Temper, Inc., Global Company Guaranteed Notes (Callable 01/15/08 @ $101.50) #	(CCC+ , Caa1)	01/15/12	9.356	512,500
1,400	Ames True Temper, Inc., Global Senior Subordinated Notes (Callable 07/15/08 @ $105.00) §	(CCC- , Caa3)	07/15/12	10.000	1,389,500
525	Sealy Mattress Co., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.13)	(B , B2)	06/15/14	8.250	555,188
825	Simmons Bedding Co., Global Senior Subordinated Notes (Callable 01/15/09 @ $103.94) §	(CCC+ , B2)	01/15/14	7.875	851,812
					3,309,000
Leisure (1.0%)
250	Bally Total Fitness Holding Corp., Global Senior Notes (Callable 07/15/07 @ $105.25)	(D , Ca)	07/15/11	10.500	238,750
950	Six Flags, Inc., Global Senior Notes (Callable 02/01/08 @ $101.48)	(CCC , Caa1)	02/01/10	8.875	970,188
175	Six Flags, Inc., Global Senior Notes (Callable 04/15/08 @ $104.88)	(CCC , Caa1)	04/15/13	9.750	172,375
1,050	Six Flags, Inc., Global Senior Notes (Callable 06/01/09 @ $104.81)	(CCC , Caa1)	06/01/14	9.625	1,021,125
					2,402,438
Machinery (0.7%)
875	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)	(B , B3)	02/15/17	8.625	938,438
825	Case New Holland, Inc., Global Company Guaranteed Notes (Callable 08/01/07 @ $104.62)	(BB , Ba3)	08/01/11	9.250	871,406
					1,809,844
Media - Broadcast (4.2%)
1,000	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 12/15/07 @ $103.88)	(B- , B1)	12/15/12	7.750	1,032,500
850	Barrington Broadcasting, Rule 144A, Senior Subordinated Notes (Callable 08/15/10 @ $105.25) ‡	(CCC+ , B3)	08/15/14	10.500	905,250
925	CMP Susquehanna Corp., Rule 144A, Senior Subordinated Notes (Callable 05/15/10 @ 104.94) ‡	(CCC , B3)	05/15/14	9.875	948,125
450	Fisher Communications, Inc., Global Senior Notes (Callable 09/15/09 @ $104.31)	(B- , B2)	09/15/14	8.625	485,438
1,275	ION Media Networks, Inc., Rule 144A, Secured Notes (Callable 01/15/08 @ $102.00) ‡#	(CCC- , Caa2)	01/15/13	11.606	1,332,375
1,075	Nexstar Finance, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $103.50) §	(CCC+ , B3)	01/15/14	7.000	1,050,812
750	Sirius Satellite Radio, Inc., Global Senior Unsecured Notes (Callable 09/01/09 @ $104.81)	(CCC , Caa1)	08/01/13	9.625	753,750
1,200	Univision Communications, Inc., Rule 144A, Senior Notes (Callable 03/15/11@ $104.88) ‡	(CCC+ , B3)	03/15/15	9.750	1,210,500
600	XM Satellite Radio, Inc., Global Company Guaranteed Notes (Callable 05/01/08 @ $102.00) #	(CCC , Caa1)	05/01/13	9.860	594,000
1,925	Young Broadcasting, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.38) §	(CCC- , Caa1)	01/15/14	8.750	1,886,500
					10,199,250

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Media - Cable (8.0%)
$1,700	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/09 @ $104.69)	(CCC+ , Caa1)	01/15/14	9.375	$1,761,625
2,575	CCH I Holdings LLC, Global Company Guaranteed Notes (Callable 09/30/07 @ $100.00)	(CCC , Caa3)	04/01/14	9.920	2,407,625
2,675	CCH I LLC, Global Secured Notes (Callable 10/01/10 @ $105.50)	(CCC , Caa2)	10/01/15	11.000	2,855,562
2,525	CCO Holdings LLC, Global Senior Notes (Callable 11/15/08 @ $104.38)	(CCC , Caa1)	11/15/13	8.750	2,660,719
792	Charter Communications Holdings LLC, Senior Discount Notes #	(CCC , Caa3)	04/01/11	9.920	793,980
1,850	CSC Holdings, Inc., Global Senior Unsecured Notes	(B+ , B2)	04/15/12	6.750	1,856,938
1,625	CSC Holdings, Inc., Series B, Senior Notes §	(B+ , B2)	04/01/11	7.625	1,683,906
325	DirecTV Holdings/Finance, Global Senior Notes (Callable 03/15/08 @ $104.19) §	(BB- , Ba3)	03/15/13	8.375	344,500
1,150	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB- , Ba3)	10/01/14	6.625	1,170,125
500	GCI, Inc., Global Senior Notes (Callable 02/15/09 @ $103.63) §	(B+ , B1)	02/15/14	7.250	502,500
750	Insight Communications Company, Inc., Senior Discount Notes (Callable 02/15/08 @ $102.04) +	(CCC+ , B3)	02/15/11	12.250	785,625
104	Insight Midwest/Insight Capital Corp., Senior Notes (Callable 10/01/07 @ $100.00)	(B , B3)	10/01/09	9.750	105,950
1,925	Mediacom Broadband LLC, Global Senior Notes (Callable 10/15/10 @ $104.25)	(B , B3)	10/15/15	8.500	2,011,625
825	Mediacom LLC/Capital Corp., Senior Notes (Callable 02/15/08 @ $100.00)	(B , B3)	02/15/11	7.875	833,250
					19,773,930
Media - Services (0.2%)
750	WMG Holdings Corp., Global Senior Discount Notes (Callable 12/15/09 @ $104.75) +	(B , B2)	12/15/14	0.000	573,750
Metal & Mining - Excluding Steel (2.1%)
225	Aleris International, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.50) ‡	(B- , B3)	12/15/14	9.000	239,906
1,000	Aleris International, Inc., Rule 144A, Senior Subordinated Notes (Callable 12/15/11 @ $105.00) ‡	(B- , Caa1)	12/15/16	10.000	1,048,750
1,600	Alpha Natural Resources LLC, Global Company Guaranteed Notes (Callable 06/01/08 @ $105.00) #	(B- , B3)	06/01/12	10.000	1,736,000
800	Freeport - McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/11 @ $104.13)	(BB , Ba3)	04/01/15	8.250	867,000
425	Freeport - McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/12 @ $104.19)	(BB , Ba3)	04/01/17	8.375	465,906
725	Southern Copper Corp., Global Senior Notes	(BBB- , Baa2)	07/27/35	7.500	807,167
					5,164,729
Non-Food & Drug Retailers (5.3%)
1,589	Affinity Group, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $105.44)	(CCC+ , B3)	02/15/12	10.875	1,684,027
900	Asbury Automotive Group, Inc., Rule 144A, Senior Subordinated Notes (Callable 03/15/12 @ $103.81) ‡	(B , B3)	03/15/17	7.625	909,000
1,350	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00)	(B , Caa1)	10/15/12	12.000	1,458,000
1,250	Finlay Fine Jewelry Corp., Global Senior Notes (Callable 06/01/08 @ $104.19) §	(B- , Caa1)	06/01/12	8.375	1,134,375
850	GameStop Corp., Global Company Guaranteed Notes (Callable 10/01/09 @ $104.00) §	(B+ , Ba3)	10/01/12	8.000	910,563
505	Michaels Stores, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $105.00) ‡	(CCC , B2)	11/01/14	10.000	553,606
1,120	Michaels Stores, Inc., Rule 144A, Senior Subordinated Notes (Callable 11/01/11 @ $105.69) ‡§	(CCC , Caa1)	11/01/16	11.375	1,237,600
500	Nebraska Book Company, Inc., Global Senior Subordinated Notes (Callable 03/15/08 @ $104.31)	(CCC , B3)	03/15/12	8.625	506,250
1,585	Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19) §	(B- , B3)	10/15/15	10.375	1,789,069
1,000	PCA LLC/PCA Finance Corp. Global Company Guaranteed Notes Ø	(NR , NR)	08/01/09	11.875	25,000
600	SGS International, Inc., Rule 144A, Global Senior Subordinated Notes (Callable 12/15/09 @ $106.00) ‡	(B- , B3)	12/15/13	12.000	651,000
863	Susser Holdings LLC, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.31)	(B+ , B2)	12/15/13	10.625	951,457
1,225	Yankee Acquisition Corp., Rule 144A, Senior Subordinated Notes (Callable 02/15/12 @ $104.88) ‡§	(CCC+ , Caa1)	02/15/17	9.750	1,267,875
					13,077,822
Office Equipment (0.3%)
775	Xerox Corp., Senior Notes (Callable 06/15/08 @ $103.81)	(BBB- , Baa3)	06/15/13	7.625	817,625
Oil Refining & Marketing (0.5%)
450	Giant Industries, Inc., Company Guaranteed Notes (Callable 05/15/09 @ $104.00)	(B- , B2)	05/15/14	8.000	472,500
743	Giant Industries, Inc., Global Company Guaranteed Notes (Callable 05/15/08 @ $103.67)	(B- , B2)	05/15/12	11.000	788,509
					1,261,009
Packaging (4.0%)
1,355	Berry Plastics Holding Corp., Global Secured Notes (Callable 09/15/10 @ $104.44)	(B- , B3)	09/15/14	8.875	1,402,425
1,625	Constar International, Inc., Senior Subordinated Notes (Callable 12/01/07 @ $105.50)	(CCC , Caa2)	12/01/12	11.000	1,665,625

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Packaging
$1,225	Covalence Specialty Materials Corp., Rule 144A, Senior Subordinated Notes (Callable 03/01/11 @ $105.13) ‡	(CCC+ , Caa1)	03/01/16	10.250	$1,258,688
650	Crown Americas LLC, Global Senior Notes (Callable 11/15/10 @ $103.88) §	(B , B1)	11/15/15	7.750	690,625
50	Graham Packaging Company, Inc., Global Company Guaranteed Notes (Callable 10/15/08 @ $104.25)	(CCC+ , Caa1)	10/15/12	8.500	51,250
1,225	Graham Packaging Company, Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94) §	(CCC+ , Caa1)	10/15/14	9.875	1,274,000
154	Owens-Brockway Glass Containers, Global Company Guaranteed Notes (Callable 02/15/08 @ $100.00)	(BB- , Ba2)	02/15/09	8.875	157,850
850	Owens-Brockway Glass Containers, Inc., Rule 144A, Senior Notes (Callable 05/15/08 @ $104.13) ‡	(B , B3)	05/15/13	8.250	901,000
800	Pliant Corp., Global Secured Notes (Callable 06/01/07 @ $105.56) §	(CCC , Caa1)	09/01/09	11.125	818,000
1	Pliant Corp., Global Secured Notes (Callable 06/15/07 @ $111.62)	(B- , NR)	06/15/09	11.625	664
1,825	Solo Cup Co., Global Senior Subordinated Notes (Callable 02/15/09 @ $104.25)	(CCC- , Caa2)	02/15/14	8.500	1,601,437
					9,821,564
Printing & Publishing (4.4%)
1,225	American Media Operations, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/07 @ $100.00)	(CCC- , Caa2)	05/01/09	10.250	1,157,625
1,350	CBD Media Holdings/Finance, Global Senior Notes (Callable 07/15/08 @ $104.63)	(CCC+ , Caa1)	07/15/12	9.250	1,424,250
700	Dex Media, Inc., Global Discount Notes (Callable 11/15/08 @ $104.50) +	(B , B3)	11/15/13	0.000	663,250
1,150	Haights Cross Operating Co., Global Company Guaranteed Notes (Callable 08/15/08 @ $105.88)	(CCC- , Caa2)	08/15/11	11.750	1,227,625
1,350	R.H. Donnelley Corp., Series A-2, Global Senior Discount Notes (Callable 01/15/09 @ $103.44) §	(B , B3)	01/15/13	6.875	1,344,937
250	R.H. Donnelley Corp., Series A-3, Global Senior Notes (Callable 01/15/11 @ $104.44)	(B , B3)	01/15/16	8.875	272,500
1,400	Reader's Digest Association, Inc., Rule 144A, Senior Subordinated Notes (Callable 02/15/12 @ $104.50) ‡	(CCC+ , Caa1)	02/15/17	9.000	1,379,000
1,225	Valassis Communications, Inc., Rule 144A, Senior Notes (Callable 03/01/11 @ $104.13) ‡§	(B- , B3)	03/01/15	8.250	1,209,687
1,150	Vertis, Inc., Series B, Global Company Guaranteed Notes (Callable 06/15/07 @ $102.72)	(CCC , Caa1)	06/15/09	10.875	1,145,688
925	WDAC Subsidiary Corp., Rule 144A, Senior Notes (Callable 12/01/09 @ $104.19) ‡§	(CCC+ , Caa1)	12/01/14	8.375	982,813
					10,807,375
Restaurants (1.7%)
1,325	Buffets, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $106.25)	(CCC , Caa1)	11/01/14	12.500	1,397,875
1,375	Denny's Corp., Global Company Guaranteed Notes (Callable 10/01/08 @ $105.00) §	(CCC+ , B3)	10/01/12	10.000	1,474,687
1,000	Friendly Ice Cream Corp., Global Senior Notes (Callable 06/15/08 @ $104.19) §	(CCC+ , Caa1)	06/15/12	8.375	995,000
250	OSI Restaurant Partners, Inc., Rule 144A, Senior Notes (Callable 05/15/11 @ $104.81) ‡	(B- , Caa1)	05/15/15	9.625	258,438
					4,126,000
Software/Services (1.3%)
2,775	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)	(B- , Caa1)	08/15/15	10.250	3,066,375
Steel Producers/Products (2.3%)
1,325	AK Steel Corp., Global Company Guaranteed Notes (Callable 06/15/07 @ $103.88) §	(B+ , B2)	06/15/12	7.750	1,374,687
1,225	Edgen Acquisition Corp., Global Secured Notes (Callable 02/01/08 @ $104.94)	(B- , NR)	02/01/11	9.875	1,316,875
1,150	PNA Group, Inc., Rule 144A, Senior Notes (Callable 09/01/11 @ $105.38) ‡	(B- , B3)	09/01/16	10.750	1,270,750
400	PNA Intermediate Holding Corp., Rule 144A, Senior Notes (Callable 02/15/08 @ $102.00) ‡#	(B- , Caa1)	02/15/13	12.360	414,000
1,275	RathGibson, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $105.62)	(B- , B3)	02/15/14	11.250	1,357,875
750	WCI Steel Escrow	(NR , NR)	12/01/04	10.000	19,068
					5,753,255
Support-Services (7.6%)
1,250	Allied Security Escrow Corp., Global Senior Subordinated Notes (Callable 07/15/08 @ $105.69)	(CCC+ , Caa1)	07/15/11	11.375	1,275,000
300	ARAMARK Corp., Rule 144A, Senior Notes (Callable 02/01/09 @ $102.00) ‡	(B- , B3)	02/01/15	8.856	309,750
450	ARAMARK Corp., Rule 144A, Senior Notes (Callable 02/01/11 @ $104.25) ‡§	(B- , B3)	02/01/15	8.500	473,063
400	Ashtead Capital, Inc., Rule 144A, Notes (Callable 08/15/11 @ $104.50) ‡	(B , B3)	08/15/16	9.000	432,000
914	DI Finance/Dyncorp International, Global Senior Subordinated Notes (Callable 02/15/09 @ $104.75)	(B , B3)	02/15/13	9.500	987,120
150	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/10 @ $104.38)	(CCC+ , B2)	06/01/14	8.750	159,375
1,075	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/11 @ $105.13)	(CCC+ , Caa1)	06/01/16	10.250	1,179,813
500	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/10 @ $104.44)	(B , B1)	01/01/14	8.875	541,250
600	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/11 @ $105.25) §	(B , B2)	01/01/16	10.500	687,000

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Support-Services
$1,000	HydroChem Industrial Services, Inc., Rule 144A, Senior Subordinated Notes (Callable 02/15/09 @ $104.63) ‡	(CCC+ , B3)	02/15/13	9.250	$1,035,000
750	Iron Mountain, Inc., Company Guaranteed Notes (Callable 04/01/08 @ $101.44)	(B , B3)	04/01/13	8.625	776,250
175	Iron Mountain, Inc., Company Guaranteed Notes (Callable 07/01/08 @ $103.31) §	(B , B3)	01/01/16	6.625	170,625
1,500	Johnsondiversey Holdings, Inc., Global Discount Notes (Callable 05/15/08 @ $103.56) +	(CCC+ , Caa1)	05/15/13	0.000	1,563,750
775	KAR Holdings, Inc., Rule 144A, Senior Notes (Callable 05/01/10 @ $104.38) ‡	(CCC , B3)	05/01/14	8.750	800,188
425	KAR Holdings, Inc., Rule 144A, Senior Subordinated Notes (Callable 04/01/11 @ $105.00) ‡	(CCC , Caa1)	05/01/15	10.000	442,531
750	Language Line, Inc., Global Senior Subordinated Notes (Callable 06/15/08 @ 105.56) §	(CCC+ , B3)	06/15/12	11.125	810,000
1,050	Mobile Services Group, Inc., Rule 144A, Senior Notes (Callable 08/01/10 @ $104.88) ‡	(B- , B3)	08/01/14	9.750	1,144,500
1,125	Rental Service Corp., Rule 144A, Bonds (Callable 12/01/10 @ $104.75) ‡	(B- , Caa1)	12/01/14	9.500	1,200,937
1,825	TDS Investor Corp., Rule 144A, Senior Subordinated Notes (Callable 09/01/11 @ 105.94) ‡§	(CCC+ , Caa1)	09/01/16	11.875	2,048,562
1,675	United Rentals North America, Inc., Global Senior Subordinated Notes (Callable 02/15/09 @ $103.50) §	(B , B3)	02/15/14	7.000	1,716,875
900	Williams Scotsman, Inc., Global Company Guaranteed Notes (Callable 10/01/10 @ $104.25) §	(B+ , B2)	10/01/15	8.500	958,500
					18,712,089
Telecom - Fixed Line (1.4%)
2,225	Level 3 Financing, Inc., Rule 144A, Senior Notes (Callable 02/15/09 @ $102.00) ‡#	(CCC+ , B3)	02/15/15	9.150	2,263,937
400	Level 3 Financing, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $104.63) ‡	(CCC+ , B3)	11/01/14	9.250	417,500
775	Time Warner Telecom Holdings, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.62)	(CCC+ , B3)	02/15/14	9.250	837,000
					3,518,437
Telecom - Integrated/Services (2.7%)
1,525	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.19) §	(B- , B2)	01/15/14	8.375	1,568,844
700	Hawaiian Telcom Communications, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/10 @ $106.25) §	(CCC , B3)	05/01/15	12.500	791,000
850	Hughes Network Systems LLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B- , B1)	04/15/14	9.500	898,875
125	LCI International, Inc., Senior Notes	(NR , NR)	06/15/07	7.250	125,000
375	Qwest Communications International, Inc., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.63)	(B+ , Ba3)	02/15/11	7.250	386,250
2,050	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)	(B , Ba3)	02/15/14	7.500	2,126,875
350	Windstream Corp., Global Company Guaranteed Notes	(BB- , Ba3)	08/01/13	8.125	381,500
375	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(BB- , Ba3)	08/01/16	8.625	413,437
					6,691,781
Telecom - Wireless (3.4%)
675	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(CCC , B2)	06/15/13	10.125	732,375
575	Centennial Communications Corp., Global Senior Notes (Callable 01/01/09 @ $107.50) §	(CCC , Caa1)	01/01/13	10.000	625,313
1,275	Cricket Communications, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $104.69) ‡	(CCC , Caa2)	11/01/14	9.375	1,367,437
1,925	Dobson Communications Corp., Global Senior Notes (Callable 10/01/08 @ $104.44) §	(CCC , Caa1)	10/01/13	8.875	1,994,781
1,175	Metro PCS Wireless, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $104.63) ‡	(CCC , Caa2)	11/01/14	9.250	1,260,187
1,125	Rural Cellular Corp., Global Senior Subordinated Notes (Callable 01/15/08 @ $101.63)	(CCC , Caa2)	01/15/10	9.750	1,167,188
225	Rural Cellular Corp., Global Senior Unsecured Notes (Callable 08/01/07 @ $104.94)	(CCC , B3)	02/01/10	9.875	239,063
975	Triton PCS, Inc., Global Company Guaranteed Notes (Callable 06/01/08 @ $104.25)	(CCC- , Caa2)	06/01/13	8.500	1,022,531
					8,408,875
Textiles & Apparel (1.0%)
1,025	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88) §	(B , B2)	01/15/15	9.750	1,130,062
475	Levi Strauss & Co., Global Senior Notes (Callable 12/15/07 @ $106.13)	(B , B2)	12/15/12	12.250	521,313
950	Propex Fabrics, Inc., Global Company Guaranteed Notes (Callable 12/01/08 @ $105.00)	(CCC , Caa1)	12/01/12	10.000	881,125
					2,532,500

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Theaters & Entertainment (1.2%)
$1,775	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/09 @ $104.00) §	(CCC+ , B3)	03/01/14	8.000	$1,823,813
1,200	Cinemark, Inc., Global Senior Discount Notes (Callable 03/15/09 @ $104.88) +	(CCC+ , B3)	03/15/14	0.000	1,110,000
					2,933,813
Transportation - Excluding Air/Rail (0.3%)
651	H-Lines Finance Holding Corp., Global Senior Discount Notes (Callable 04/01/08 @ $105.50) +	(CCC+ , Caa1)	04/01/13	0.000	616,823
	TOTAL U.S. CORPORATE BONDS (Cost $299,501,036)				311,273,945
FOREIGN CORPORATE BONDS (12.4%)
Building Materials (0.3%)
1,000	Maax Corp., Global Senior Subordinated Notes (Callable 06/15/08 @ $104.88) (Canada)	(CC , Caa3)	06/15/12	9.750	657,500
Chemicals (1.2%)
1,300	Basell AF SCA, Rule 144A, Company Guaranteed Notes (Callable 08/15/10 @ $104.19) (Luxembourg) ‡	(B , B2)	08/15/15	8.375	1,358,500
1,350	Ineos Group Holdings PLC, Rule 144A, Notes (Callable 02/15/11 @ $104.25) (United Kingdom) ‡	(B- , B2)	02/15/16	8.500	1,312,875
150	Rhodia SA, Global Senior Subordinated Notes (Callable 06/01/07 @ 104.44) (France) §	(B , B3)	06/01/11	8.875	157,500
					2,828,875
Electronics (2.0%)
450	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/09 @ $105.06) (Singapore) #	(B , B2)	12/01/13	10.375	493,875
600	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/10 @ $105.94) (Singapore)	(CCC+ , Caa1)	12/01/15	11.875	688,500
550	Celestica, Inc., Senior Subordinated Notes (Callable 07/01/08 @ $103.94) (Canada)	(B- , B2)	07/01/11	7.875	544,500
425	Magnachip Semiconductor, Global Senior Subordinated Notes (Callable 12/15/09 @ $104.00) (Luxembourg) §	(CCC+ , Caa1)	12/15/14	8.000	274,125
1,000	New Asat, Ltd., Global Company Guaranteed Notes (Callable 02/01/08 @ $104.63) (Cayman Islands)	(CCC , Caa1)	02/01/11	9.250	865,000
300	NXP BV/NXP Funding LLC, Rule 144A, Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands) ‡	(BB+ , Ba2)	10/15/14	7.875	313,500
1,575	NXP BV/NXP Funding LLC, Rule 144A, Senior Notes (Callable 10/15/11 @ $104.75) (Netherlands) ‡§	(B+ , B2)	10/15/15	9.500	1,661,625
					4,841,125
Energy - Exploration & Production (0.2%)
550	OPTI Canada, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/10 @ $104.13) (Canada) ‡	(BB , B1)	12/15/14	8.250	584,375
Food & Drug Retailers (0.4%)
925	Jean Coutu Group PJC, Inc., Global Senior Subordinated Notes (Callable 08/01/09 @ $104.25) (Canada)	(B- , Caa2)	08/01/14	8.500	1,005,937
Forestry & Paper (1.5%)
600	Abitibi-Consolidated, Inc., Global Notes (Canada)	(B+ , B3)	06/15/11	7.750	574,500
1,050	Abitibi-Consolidated, Inc., Yankee Senior Notes (Canada) §	(B+ , B3)	04/01/15	8.375	987,000
850	Bowater Canada Finance Corp., Global Company Guaranteed Notes (Canada) §	(B+ , B3)	11/15/11	7.950	835,125
70	Smurfit Kappa Funding, Global Senior Notes (Callable 10/01/07 @ $104.81) (Ireland)	(B , B2)	10/01/12	9.625	74,025
1,000	Smurfit Kappa Funding, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)	(B , B2)	04/01/15	7.750	1,030,000
380	Tembec Industries, Inc., Yankee Company Guaranteed Notes (Callable 06/30/07 @ $100.00) (Canada) §	(CCC- , Ca)	06/30/09	8.625	243,200
					3,743,850
Leisure (0.5%)
1,175	NCL Corp., Global Senior Notes (Callable 07/15/09 @ $105.31) (Bermuda) #	(B , B3)	07/15/14	10.625	1,175,000
Media - Cable (0.8%)
150	NTL Cable PLC, Global Senior Notes (Callable 08/15/11 @ $104.56) (United Kingdom)	(B- , B2)	08/15/16	9.125	160,875
883	Telenet Group Holding NV, Rule 144A, Discount Notes (Callable 12/15/08 @ $105.75) (Belgium) ‡+	(CCC+ , B3)	06/15/14	0.000	832,227
675	Unity Media GmbH, Rule 144A, Senior Notes (Callable 02/15/10 @ $105.06) (Germany) ‡	(CCC+ , Caa1)	02/15/15	10.125	1,020,236
					2,013,338

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN CORPORATE BONDS
Metal & Mining - Excluding Steel (0.0%)
$1,021	International Utility Structures, Inc., Yankee Senior Subordinated Notes (Canada) Ø^	(NR , NR)	02/01/08	10.750	$0
Pharmaceuticals (0.3%)
775	Elan Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 12/01/10 @ $104.44) (Ireland) ‡	(B , B3)	12/01/13	8.875	802,125
Printing & Publishing (0.4%)
800	Quebecor World, Inc., Rule 144A, Senior Notes (Callable 01/15/11 @ $104.88) (Canada) ‡	(B+ , B2)	01/15/15	9.750	848,000
Support-Services (0.7%)
1,000	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) (United Kingdom) ‡	(B , B3)	08/01/15	8.625	1,050,000
525	Carlson Wagonlit BV, Rule 144A Senior Notes (Callable 11/01/07 @ $104.00) (Netherlands) ‡#	(B- , B2)	05/01/15	9.531	765,753
					1,815,753
Telecom - Integrated/Services (2.9%)
1,300	Global Crossing UK Finance, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B- , B3)	12/15/14	10.750	1,426,750
550	Hellas II, Rule 144A, Subordinated Notes (Callable 01/15/08 @ $102.00) (Luxembourg) ‡#	(CCC+ , Caa1)	01/15/15	11.106	573,375
1,550	Intelsat, Ltd., Global Company Guaranteed (Callable 1/15/08 @ $102.00) (Bermuda) #	(B , Caa1)	01/15/15	8.872	1,592,625
400	Intelsat, Ltd., Global Senior Unsecured Notes (Bermuda)	(B , Caa1)	11/01/13	6.500	346,000
2,200	Intelsat, Ltd., Global Senior Unsecured Notes (Callable 06/15/11 @ $105.62) (Bermuda)	(B , Caa1)	06/15/16	11.250	2,521,750
650	Nordic Telephone Co. Holdings, Rule 144A, Senior Notes (Callable 05/01/11 @ $104.44) (Denmark) ‡§	(B , B2)	05/01/16	8.875	702,000
					7,162,500
Telecom - Wireless (0.2%)
500	Rogers Wireless Communications, Inc., Global Secured Notes (Canada)	(BBB- , Baa3)	03/15/15	7.500	550,000
Telecommunication Equipment (0.2%)
425	Nortel Networks, Ltd., Rule 144A, Company Guaranteed Notes (Canada) ‡#	(B- , B3)	07/15/11	9.606	456,875
Textiles & Apparel (0.1%)
75	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg) ‡	(CCC+ , Caa1)	11/15/12	9.875	105,939
Transportation - Excluding Air/Rail (0.7%)
1,725	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/08 @ $104.25) (Bermuda)	(B+ , B1)	12/15/13	8.500	1,785,375
	TOTAL FOREIGN CORPORATE BONDS (Cost $29,982,831)				30,376,567
Number of Shares
COMMON STOCKS (1.5%)
Automobile Parts & Equipment (0.0%)
774,557	Cambridge Industries Liquidating Trust *^				0
Chemicals (0.0%)
4,893	Huntsman Corp.				95,903
Electric - Integrated (0.4%)
23,775	Mirant Corp. *				1,066,784
Food - Wholesale (0.6%)
845	Crunch Equity Holding LLC Class A *				1,351,949

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

Number of Shares		Value
COMMON STOCKS
Steel Producers/Products (0.1%)
8,208	WCI Steel Acquisition, Inc. *§	$229,824
Telecom - Wireless (0.4%)
99,764	Dobson Communications Corp. Class A *	908,850
	TOTAL COMMON STOCKS (Cost $2,835,019)	3,653,310
WARRANTS (0.0%)
Media - Diversified (0.0%)
204,293	Viasystems, Inc., strike price $25.31, expires 01/31/10 *^	2,043
Telecom - Fixed Line (0.0%)
6,750	GT Group Telecom, Inc., Rule 144A, strike price $0.00, expires 02/01/10 ‡*^	0
3,000	Versatel Telecom International NV, strike price $2.81, expires 05/15/08 *	531
		531
	TOTAL WARRANTS (Cost $3,772,613)	2,574
SHORT-TERM INVESTMENTS (12.2%)
15,000,000	American Beacon Money Market Fund §§	15,000,000
15,000,000	Reserve Funds Primary Fund Class 8 §§	15,000,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $30,000,000)	30,000,000
Par (000)
REPURCHASE AGREEMENTS (19.9%)
$4,168	Bear Stearns & Co., 3.98%, Dated 04/30/07, due 05/01/07, proceeds at maturity $4,168,193 (fully collateralized by U.S. Treasury Bonds, due 01/15/25, Market Value of collateral is $4,263,297) §§	4,167,732
6,241	Bear Stearns & Co., 5.11%, Dated 04/30/07, due 05/01/07, proceeds at maturity $6,241,389 (fully collateralized by U.S. Treasury Bonds, due 01/15/25, Market Value of collateral is $6,383,233) §§	6,240,503
38,584	Bear Stearns & Co., 5.31%, Dated 04/30/07, due 05/01/07, proceeds at maturity $38,589,267 (fully collateralized by U.S. Treasury Bonds, due 01/15/25, Market Value of collateral is $39,453,063) §§	38,583,573
TOTAL REPURCHASE AGREEMENTS (Cost $48,991,808)		48,991,808
TOTAL INVESTMENTS AT VALUE (172.6%) (Cost $415,083,307)		424,298,204
LIABILITIES IN EXCESS OF OTHER ASSETS (-72.6%)		(178,505,400)
NET ASSETS (100.0%)		$245,792,804

INVESTMENT ABBREVIATION

NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities amounted to a value of $77,650,298 or 31.6% of net assets.

+  Step Bond - The interest rate stated is as of April 30, 2007 and will reset at a future date.

Ø  Bond is currently in default.

*  Non-income producing security.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

#  Variable rate obligations - The interest rate shown is the rate as of April 30, 2007.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets
Investments in securities at value, including collateral for securities on loan of $78,991,808 (Cost $415,083,307) (Note 2)	$424,298,204 [1]
Cash	6,061,463
Foreign currency at value (cost $1,078,177)	1,097,242
Interest receivable	7,837,298
Receivable for investments sold	1,789,943
Unrealized appreciation on forward currency contracts (Note 2)	58,316
Prepaid expenses and other assets	36,446
Total Assets	441,178,912
Liabilities
Investment advisory fees (Note 3)	226,333
Administrative fees (Note 3)	10,473
Loan payable (Note 4)	111,000,000
Payable upon return of securities loaned (Note 2)	78,991,808
Payable for investments purchased	4,411,597
Interest payable (Note 4)	531,724
Trustees' fees (Note 3)	41,818
Other accrued expenses payable	172,355
Total Liabilities	195,386,108
Net Assets
Applicable to 55,662,477 shares outstanding	$245,792,804
Net Assets Consist of
Capital stock, $0.001 par value (Note 6)	$55,662
Paid-in capital (Note 6)	473,951,839
Distributions in excess of net investment income	(573,508)
Accumulated net realized loss on investments and foreign currrency transactions	(236,935,095)
Net unrealized appreciation from investments and foreign currency translations	9,293,906
Net Assets	$245,792,804
Net Asset Value Per Share ($245,792,804 ÷ 55,662,477)	$4.42
Market Price Per Share	$4.52

1  Including $70,029,910 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statement of Operations

For the Six Months Ended April 30, 2007 (unaudited)

Investment Income (Note 2)
Interest	$15,930,978
Dividends	489
Securities lending	168,130
Total investment income	16,099,597
Expenses
Investment advisory fees (Note 3)	1,439,683
Administrative fees (Note 3)	56,066
Interest expense (Note 4)	3,199,938
Printing fees (Note 3)	71,474
Trustees' fees (Note 3)	47,229
Legal fees	23,458
Audit and tax fees	22,215
Custodian fees	17,733
Transfer agent fees	12,502
Insurance expense	10,760
Stock exchange listing fees	7,698
Miscellaneous expense	3,544
Total expenses	4,912,300
Net investment income	11,187,297
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized gain from investments	2,781,329
Net realized loss on foreign currency transactions	(69,986)
Net change in unrealized appreciation (depreciation) from investments	10,049,009
Net change in unrealized appreciation (depreciation) from foreign currency translations	91,280
Net realized and unrealized gain from investments and foreign currency related items	12,851,632
Net increase in net assets resulting from operations	$24,038,929

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2007 (unaudited)	For the Year Ended October 31, 2006
From Operations
Net investment income	$11,187,297	$21,993,076
Net realized gain (loss) on investments and foreign currency transactions	2,711,343	(4,392,349)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	10,140,289	10,856,680
Net increase in net assets resulting from operations	24,038,929	28,457,407
From Dividends
Dividends from net investment income	(11,104,072)	(22,577,859)
Return of capital	—	(2,225,450)
Net decrease in net assets resulting from dividends	(11,104,072)	(24,803,309)
From Capital Share Transactions (Note 6)
Reinvestment of dividends	1,093,007	2,350,913
Net increase in net assets from capital share transactions	1,093,007	2,350,913
Net increase in net assets	14,027,864	6,005,011
Net Assets
Beginning of period	231,764,940	225,759,929
End of period	$245,792,804	$231,764,940
Distributions in excess of net investment income	$(573,508)	$(656,733)

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statement of Cash Flows

For the Six Months Ended April 30, 2007 (unaudited)

Cash flows from operating activities
Interest and securities lending income received $14,930,624
Operating expenses paid	(4,944,177)
Purchases of long-term securities	(111,893,561)
Proceeds from sales of long-term securities	111,757,455
Net cash provided by operating activities		$9,850,341
Cash flows from financing activities
Proceeds from borrowings	111,000,000
Repayment of borrowings	(104,800,062)
Cash dividends paid	(10,011,065)
Net cash used in financing activities		(3,811,127)
Net increase in cash		6,039,214
Cash — beginning of period		1,119,491
Cash — end of period		$7,158,705
RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES
Net increase in net assets resulting from operations		$24,038,929
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities
Decrease in interest receivable	$(163,268)
Increase in accrued expenses	22,868
Decrease in interest payable	(5,851)
Increase in prepaid expenses and other assets	(7,608)
Decrease in advisory fees payable	(41,286)
Net amortization of discount on investments	(1,005,705)
Purchases of long-term securities	(111,893,561)
Proceeds from sales of long-term securities	111,757,455
Net change in unrealized appreciation on investments and foreign currencies	(10,140,289)
Net realized gain on investments and foreign currencies	(2,711,343)
Total adjustments		(14,188,588)
Net cash provided by operating activities		$9,850,341
Non-cash activity:
Dividend reinvestments		$1,093,007

See Accompanying Notes to Financial Statements.

This page intentionally left blank

Credit Suisse High Yield Bond Fund

Financial Highlights

	For the Six Months Ended	Year Ended
	4/30/07
Per share operating performance	(unaudited)	10/31/06	10/31/05	10/31/04	10/31/03	10/31/02	10/31/01	10/31/00	10/31/99
Net asset value, beginning of period	$4.18	$4.12	$4.53	$4.34	$3.53	$4.49	$6.16	$7.98	$8.36
INVESTMENT ACTIVITIES
Net investment income	0.20	0.40	0.47	0.53	0.55	0.65[2]	0.84	0.96[2]	0.98
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.24	0.11	(0.35)	0.24	0.87	(0.80)	(1.63)	(1.80)	(0.38)
Total from investment activities	0.44	0.51	0.12	0.77	1.42	(0.15)	(0.79)	(0.84)	0.60
LESS DIVIDENDS
Net investment income	(0.20)	(0.42)	(0.51)	(0.58)	(0.61)	(0.71)	(0.86)	(0.98)	(0.98)
Return of capital	—	(0.03)	(0.02)	—	—	(0.10)	(0.02)	—	—
Total dividends	(0.20)	(0.45)	(0.53)	(0.58)	(0.61)	(0.81)	(0.88)	(0.98)	(0.98)
Offering costs charged to paid-in-capital	—	—	—	—	—	—	—	—	0.00[3]
Net asset value, end of period	$4.42	$4.18	$4.12	$4.53	$4.34	$3.53	$4.49	$6.16	$7.98
Per share market value, end of period	$4.52	$4.50	$4.77	$5.24	$4.76	$4.10	$5.07	$6.19	$8.06
Total return (market value)[4]	5.18%	5.23%	2.71%	25.49%	35.07%	(2.15)%	(3.21)%	(12.15)%	(5.71)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$245,793	$231,765	$255,760	$244,523	$229,255	$180,889	$219,440	$286,838	$358,679
Average debt per share	$1.99	$1.96	$2.05	$2.05	$1.81	$1.99	$2.49	$3.47	$3.18
Ratio of expenses to average net assets	4.13%[5]	4.20%	3.27%	2.51%	2.57%	2.91%	4.29%	4.81%	3.62%
Ratio of expenses to average net assets excluding interest expenses	1.44%[5]	1.65%	1.68%	1.70%	1.73%	1.78%	1.73%	1.61%	1.53%
Ratio of net investment income to average net assets	9.40%[5]	9.67%	10.72%	11.99%	13.85%	15.17%	15.22%	12.90%	11.24%
Portfolio turnover rate	27.04%	61.91%	31.05%	12.10%	15.96%	33.22%	46.11%	31.29%	60.23%

1  The Fund commenced operations on July 28, 1998.

2  Based on average shares outstanding.

3  Amount rounds to less than $0.01.

4  Total return is based on the change in market price of a share during the period and assumes reinvestment of dividends and distributions at actual prices pursuant to the Fund's Dividend Reinvestment Plan. Total return based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Period Ended

Per share operating performance	10/31/98[1]
Net asset value, beginning of period	$10.00
INVESTMENT ACTIVITIES
Net investment income	0.24
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.62)
Total from investment activities	(1.38)
LESS DIVIDENDS
Net investment income	(0.24)
Return of capital	—
Total dividends	(0.24)
Offering costs charged to paid-in-capital	(0.02)
Net asset value, end of period	$8.36
Per share market value, end of period	$9.56
Total return (market value)[4]	(1.74)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$359,956
Average debt per share	$1.02
Ratio of expenses to average net assets	1.81%[5]
Ratio of expenses to average net assets excluding interest expenses	1.16%[5]
Ratio of net investment income to average net assets	10.48%[5]
Portfolio turnover rate	15.26%

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements

April 30, 2007 (unaudited)

Note 1. Organization

Credit Suisse High Yield Bond Fund (the "Fund") is a business trust organized under the laws of the State of Delaware on April 30, 1998. The Fund is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended ("Investment Company Act"), as a non-diversified, closed-end management investment company. The Fund's primary objective is to seek high current income.

The following is a summary of significant accounting policies consistently followed by the Fund in its operations and in connection with the preparation of its financial statements.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation ("Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under direction of, the Board of Trustees under procedures established by the Board of Trustees. At April 30, 2007, the Fund held 0.08% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Trustees with an aggregate cost of $4,364,635 and fair value of $204,669. The Fund's estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund declares and pays dividends on a monthly basis. Distributions of net realized capital gains, if any, are declared and paid at least annually. However to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

The Fund's dividend policy is to distribute substantially all of its net investment income to its shareholders on a monthly basis. However, in order to provide shareholders with a more consistent yield to the current trading price of shares of beneficial interest of the Fund, the Fund may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Fund for any particular month may be more or less than the amount of net investment income earned by the Fund during such month.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

F) CASH FLOW INFORMATION — Cash, as used in the Statement of Cash Flows, is the amount reported in the Statement of Assets and Liabilities. The Fund invests in securities and distributes dividends from net investment income and net realized gains, if any (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statement of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities and accretion or amortization income recognized on investment securities.

G) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of domestic securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity is reinvested into either fully collateralized repurchase agreements with Bear, Stearns & Co., Inc. (an affiliate of the custodian, Custodial Trust Company, and the borrower, Bear, Stearns Securities Corp. (the "Borrower")), registered money market mutual funds (subject to regulatory limitations) or some combination thereof. In the event of default or bankruptcy by the Borrower or its affiliates to the agreement, realization and/or retention of the Fund's collateral may be subject to legal proceedings.

The Fund's securities lending arrangement provides that the Fund and the Borrower will share the net income earned from the securities lending activities. During the six months ended April 30, 2007, total earnings from the Fund's investment in cash collateral received in connection with the securities lending arrangement was $1,673,447 of which $1,505,317 was rebated to the Borrower. The Fund retained $168,130 in income from the cash collateral

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

investment. The Fund is entitled to a certain minimum amount of income from its securities lending activities. Securities lending income is accrued as earned.

I) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2007, the Fund had the following open forward foreign currency contracts:

Forward Foreign Currency Contract	Expiration Date	Foreign Currency To Be Bought	Contract Amount	Contract Value	Unrealized Gain
British Pound	6/28/2007	£530,000	$1,041,779	$1,059,639	$17,860
European Economic Unit	6/28/2007	€1,406,000	1,884,532	1,924,988	40,456
			$2,926,311	$2,984,627	$58,316

Note 3. Transactions with Affiliates and Related Parties

The Fund has entered into an Investment Advisory Agreement (the "Advisory Agreement") with Credit Suisse Asset Management, LLC ("Credit Suisse"). The Advisory Agreement provides for a fee at the annual rate of 1.00% of the first $250 million of the average weekly value of the Fund's total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage) and 0.75% of the average weekly value of the Fund's total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage) greater than $250 million. Effective January 1, 2007, Credit Suisse agreed to waive 0.15% of the fees payable under the Advisory Agreement. For the six months ended April 30, 2007, investment advisory fees earned were $1,439,683.

State Street Bank and Trust Company ("SSB") serves as Accounting and Administrative Agent for the Fund. For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2007, administrative services fees earned by SSB (including out-of-pocket expenses) were $56,066.

The Independent Trustees receive fifty percent (50%) of their annual retainer in the form of shares purchased by the Fund's transfer agent in the open market.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2007, Merrill was paid $27,087 for its services to the Fund.

Note 4. Line of Credit

The Fund has a $150 million line of credit provided by Citibank North America, Inc., under a Revolving Credit and Security Agreement (the "Agreement") dated April 12, 2002, as amended from time to time, primarily to leverage its investment portfolio. Under this Agreement, the Fund may borrow the lesser of $150 million or 33 1/3% of its gross assets. Interest is payable at the Bank's Base Rate plus a commission of 0.05%. The Fund pays a program fee of 0.20% of the average daily amount leveraged, an administration fee of 0.02% of the average daily amount leveraged and a liquidity fee of 0.15% of the maximum borrowing limit (currently $150 million). The Agreement

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

requires, among other provisions, that the percentage obtained by dividing total indebtedness for money borrowed by total assets of the Fund shall not exceed 33 1/3%. At April 30, 2007 the Fund had loans outstanding under the Agreement of $111,000,000. During the six months ended April 30, 2007, the Fund had borrowings under the Agreement as follows:

Average Daily Loan Balance	Weighted Average Interest Rate	Maximum Daily Loan Outstanding
$110,668,508	5.328%	$111,000,000

The use of leverage by the Fund creates an opportunity for increased net income and capital appreciation for the Fund, but, at the same time, creates special risks, and there can be no assurance that a leveraging strategy will be successful during any period in which it is employed. The Fund intends to utilize leverage to provide the Shareholders with a potentially higher return. Leverage creates risks for Shareholders including the likelihood of greater volatility of net asset value and market price of the Fund's shares and the risk that fluctuations in interest rates on borrowings and short-term debt may affect the return to Shareholders. To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to Shareholders as dividends and other distributions will be reduced. In the latter case, Credit Suisse in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it deems such action to be appropriate under the circumstances. During periods in which the Fund is utilizing leverage, the Management Fee will be higher than if the Fund did not utilize a leveraged capital structure because the fee is calculated as a percentage of the Managed Assets including those purchased with leverage. Certain types of borrowings by the Fund may result in the Fund's being subject to covenants in credit agreements, including those relating to asset coverage and portfolio composition requirements. The Fund's lenders may establish guidelines for borrowing which may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the Investment Company Act. It is not anticipated that these covenants or guidelines will impede Credit Suisse in managing the Fund's portfolio in accordance with the Fund's investment objectives and policies.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2007, purchases and sales of investment securities (excluding short-term investments) were $92,162,639 and $91,746,490, respectively.

At April 30, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $415,083,307, $16,270,854, $(7,055,957) and $9,214,897, respectively.

Note 6. Fund Shares

The Fund has one class of shares of beneficial interest, par value $0.001 per share; an unlimited number of shares are authorized. Transactions in shares of beneficial interest were as follows:

	For the Six Months Ended April 30, 2007 (unaudited)	For the Year Ended October 31, 2006
Shares issued through reinvestment of dividends	252,475	570,527

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 7. Concentration of Risk

The Fund invests in securities offering high current income, which generally will be in the lower rating categories of recognized ratings agencies (commonly known as "junk bonds").

These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund's use of leverage also increases exposure to capital risk.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is "more likely than not" to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position's sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years.

At this time, management is evaluating the implications of FIN 48 and FAS 157 and their impact on the financial statements has not yet been determined.

Credit Suisse High Yield Bond Fund

Results of Annual Meeting of Shareholders (unaudited)

On February 15, 2007, the Annual Meeting of Shareholders of the Credit Suisse High Yield Bond Fund (the "Fund") was held and the following matter was voted upon:

(1) To elect three trustees to the Board of Trustees of the Fund:

Name of Trustee	For	Withheld
Lawrence J. Fox	50,983,533	781,343
Lawrence D. Haber	51,007,323	757,553
Terry Bovarnick	50,986,367	778,509

In addition to the trustees elected at the meeting, Enrique R. Arzac, James Cattano and Steven Rappaport continue to serve as Trustees of the Fund.

Credit Suisse High Yield Bond Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (unaudited)

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Credit Suisse High Yield Bond Fund (the "Fund"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Fund, as defined in the 1940 Act (the "Independent Trustees"), are required to annually review and re-approve the terms of the Fund's existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the six months covered by this report an investment advisory agreement (the "Advisory Agreement") with Credit Suisse Asset Management, LLC ("Credit Suisse") for the Fund.

More specifically, at a meeting held on November 16, 2006, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Credit Suisse and the re-approval of the Advisory Agreement.

Nature, Extent and Quality of Services

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The most recent investment adviser registration form ("Form ADV") for Credit Suisse was provided to the Board, as were responses of Credit Suisse to requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed these materials, which included, among other things, information about the background and experience of the senior management and the expertise of investment personnel of Credit Suisse. In this regard, the Board specifically reviewed the qualifications, background and responsibilities of the individuals primarily responsible for day-to-day portfolio management services for the Fund. The Board also considered the organizational realignment of Credit Suisse's asset management business and the potential impact of such changes on the Fund.

In addition, the Board considered the investment and legal compliance programs of the Fund and Credit Suisse, including their compliance policies and procedures and reports of the Fund's Chief Compliance Officer.

The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. In this connection, the Board considered information regarding Credit Suisse's compensation arrangements for its personnel involved in the management of the Fund including incentive and retirement plans.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Credit Suisse.

Fund Performance and Expenses

The Board considered performance results of the Fund over a number of years, as well as for recent periods. It also considered these results in comparison to the group of funds consisting of all closed-end leveraged high current yield funds (the "Performance Universe"), as well as for the Fund's benchmark index, the Merrill Lynch U.S. High Yield Master II Constrained Index. Lipper Inc. ("Lipper"), an independent provider of investment company data, determined the Performance Universe for the Fund and provided the comparative data. The Board was provided with a description of the methodology used by Lipper to select the closed-end funds in the Fund's Performance Universe. The Board noted that the Fund had underperformed the median performance of the funds in its Performance Universe in some periods, including the most recent period. However, the Board noted that the Fund outperformed the median performance of its Performance Universe in other periods.

Credit Suisse High Yield Bond Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (unaudited) (continued)

The Board received and considered statistical information regarding the Fund's total expense ratio and its various components, including management fees, non-management fees and actual total expenses of the Fund (including and excluding investment-related expenses and taxes). It also considered comparisons of these fees to the expense information for the group of funds that was determined to be the most similar to the Fund (the "Peer Group") and to the median expenses of a broader universe of relevant funds (the "Expense Universe"), which comparative data was provided by Lipper. The Board was provided with a description of the methodology used by Lipper to select the closed-end funds in the Fund's Peer Group and Expense Universe.

The Board noted that the total expense ratio of the Fund is not appreciably higher than the median total expense ratio of the Fund's Peer Group including investment- related expenses and taxes. However, the Board noted that the Fund's actual non-management expenses were below the median of its Peer Group and Expense Universe.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreement for the Fund.

Investment Advisory Fee Rate

The Board reviewed and considered the proposed contractual investment advisory fee rate (the "Advisory Agreement Rate") payable by the Fund to Credit Suisse for investment advisory services.

Additionally, the Board received and considered information comparing the Advisory Agreement Rate (both on a stand-alone basis and on a combined basis with the Fund's administration fee rate) with those of the other funds in its Peer Group and Expense Universe. The Board noted that the Fund's administrator is not affiliated with Credit Suisse and that the Fund's administration agreement and corresponding fees were negotiated at arm's length. In this regard, the Board observed that the Advisory Agreement Rate was appreciably higher than the median rate of funds in its Peer Group. The Board asked that Credit Suisse review the Advisory Agreement Rate and consider lowering the rate in the future and Credit Suisse agreed to do so. As described in Note 3, above, in response to this request, Credit Suisse agreed effective January 1, 2007, to waive 0.15% of the fee payable under the Advisory Agreement. The Board also took note of the limited number of peer closed-end leveraged high current yield funds and the consequent small size of the Fund's Peer Group and Performance and Expense Universes.

Profitability

The Board received and considered an estimated profitability analysis of Credit Suisse based on the Advisory Agreement Rate, as well as on other relationships between the Fund and Credit Suisse and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits that Credit Suisse and its affiliates received with regard to providing these services to the Fund were not unreasonable.

Economies of Scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board concluded that any actual or potential economies of scale are shared fairly with Fund shareholders, including most particularly through Advisory Agreement Rate breakpoints.

The Board observed that the Advisory Agreement did not initially offer breakpoints. However, the Board noted that as part of its past review and re-approval of the Advisory Agreements it had approved the inclusion of breakpoints in the Advisory Agreement Rate and, as a result, there would be potential for Fund shareholders sharing in potential economies of scale.

Credit Suisse High Yield Bond Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (unaudited) (continued)

Information about Services to Other Clients

The Board received and considered information about the nature and extent of services and fee rates offered by Credit Suisse to other clients, including other registered investment companies, separate accounts and institutional investors and investment companies to which Credit Suisse serves as an unaffiliated sub-adviser. The Board concluded that the Advisory Agreement Rate was reasonable given the nature and extent of services provided and comparison with fee rates offered to other clients. In this regard, where rates offered to other clients are appreciably lower, the Board concluded, based on information provided by Credit Suisse, that the costs associated with managing and operating a registered, closed-end, leveraged high yield bond fund, compared with other clients and other funds, provided a justification for the higher fee rates charged to the Fund.

Other Benefits to Credit Suisse

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of Credit Suisse with the Fund and benefits potentially derived from an increase in the business of Credit Suisse as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

Other Factors and Broader Review

As discussed above, the Board reviews detailed materials received from Credit Suisse annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least in each of its quarterly meetings, which include, among other things, a detailed portfolio review, and detailed fund performance reports, and confers with the chief investment officer of the Fund at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information provided to it, the Board concluded that re-approval of the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously re-approved the Advisory Agreement.

Credit Suisse High Yield Bond Fund

Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

• Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

• Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC, ("Credit Suisse), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit-Suisse-sponsored and-advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 17, 2007.

Credit Suisse High Yield Bond Fund

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

• By calling 1-800-293-1232

• On the Fund's website, www.credit-suisse.com/us

• On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

Credit Suisse High Yield Bond Fund

Other Funds Managed by Credit Suisse Asset Management, LLC

CLOSED-END FUNDS

Single Country
The Chile Fund, Inc. (AMEX: CH)
The First Israel Fund, Inc. (AMEX: ISL)
The Indonesia Fund, Inc. (AMEX: IF)

Multiple Country
The Emerging Markets Telecommunications Fund, Inc. (AMEX: ETF)
The Latin America Equity Fund, Inc. (AMEX: LAQ)

Fixed Income
Credit Suisse Asset Management Income Fund, Inc. (AMEX: CIK)
Credit Suisse High Yield Bond Fund (AMEX: DHY)

Literature Request — Call today for free descriptive information on the closed-end funds listed below at 1-800-293-1232 or visit our website on the Internet: www.credit-suisse.com/us.

OPEN-END FUNDS

Credit Suisse Absolute Return Fund

Credit Suisse Cash Reserve Fund

Credit Suisse Commodity Return Strategy Fund

Credit Suisse Emerging Markets Fund

Credit Suisse Global Fixed Income Fund

Credit Suisse Global Small Cap Fund

Credit Suisse High Income Fund

Credit Suisse International Focus Fund

Credit Suisse Japan Equity Fund

Credit Suisse Large Cap Blend Fund

Credit Suisse Large Cap Growth Fund

Credit Suisse Large Cap Value Fund

Credit Suisse Mid-Cap Core Fund

Credit Suisse Short Duration Bond Fund

Credit Suisse Small Cap Core Fund

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse Asset Management, LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment. There are special risk considerations associated with international, global, emerging-markets, small-company, private equity, high-yield debt, single-industry, single-country and other special, aggressive or concentrated investment strategies. Past performance cannot guarantee future results.

More complete information about a fund, including charges and expenses, is provided in the Prospectus, which should be read carefully before investing. You may obtain copies by calling Credit Suisse Funds at 800-927-2874. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

Credit Suisse Asset Management Securities, Inc., Distributor.

This page intentionally left blank.

This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

DHY-SAR-0407

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(g) of Schedule 14A in its definitive proxy statement dated December 29, 2006.

Item 11. Controls and Procedures.

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD BOND FUND

/s/ Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	July 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	July 5, 2007

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	July 5, 2007